Label	Element	Value
Lazard Retirement International Equity Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement International Equity Advantage Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc., but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities, principally common stocks, of US and non-US companies. In managing the Portfolio, Lazard Asset Management LLC (the “Investment Manager”) utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of non-US stocks and depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts, real estate investment trusts (“REITs”), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically invest the majority of its assets in securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”) and similar products, which generally pursue a passive index-based strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolio and its investments.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Quantitative Model Risk. The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio's foreign currency exposure.

REIT Risk. REITs are subject to similar risks as an investment in a realty-related company. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks traded on national exchanges, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, and the generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

ETF Risk. Shares of ETFs may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the Investment Company Act of 1940, as amended, in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the Securities and Exchange Commission on which the Portfolio may rely or an exemption is available.

Other Equity Securities Risk. Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Country Risk. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as Japan, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country. Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Lazard Retirement International Equity Advantage Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 337
Lazard Retirement International Equity Advantage Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 259

[1]	Based on estimated amounts for the current fiscal year.